Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Subsidiaries
The impact of deconsolidating Agnity had the following effect on the consolidated statement of financial position:

July 29, 2022
Cash and cash equivalents	$(37,642)
Trade and other receivables	(3,716,258)
Prepaid expenses and deposits - current	(240,511)
Prepaid expenses and deposits - non-current	(236,637)
Property and equipment	(263,139)
Intangible assets	(3,547,954)
Trade payables and accrued liabilities	5,193,353
Deferred revenue	2,474,113
Due to related party	188,836
Loans and borrowings - current	2,605,503
Loans and borrowings - non-current	197,812
Deferred income tax liabilities	(2,993)

Net assets	$2,614,483

Less: Non-controlling interest	(2,824,971)

Loss on disposal of Agnity	$(210,488)

The following table summarizes the information relating to Agnity prior to the loss of control on July 29, 2022, before any intercompany eliminations.

For the period from January 1, 2022 to July 29, 2022
Revenue	$1,850,588

Loss allocated to NCI	$(5,242,577)
Other comprehensive income allocated to NCI	92,013

Total comprehensive loss attributable to NCI	$(5,150,564)

Cash flows provided by operating activities	$591,772
Cash flows used in investing activities	(8,871)
Cash flows used in financing activities	(693,704)
Foreign exchange impact on cash held in USD	5,056

Net decrease in cash and cash equivalents	$(105,747)

	Principle activity	Place of business and operations	Functional currency

mCloud Technologies Corp.	Parent company	Canada	CDN $

mCloud Technologies (USA) Inc.	Operations	United States	USD $

mCloud Technologies (Canada) Inc.	Operations	Canada	CDN $

Field Diagnostic Services, Inc. (“FDSI”)	Operations	United States	USD $

Construction Systems Associates, Inc. (“CSA”)	Operations	United States	USD $

mCloud Technologies Services Inc. (“MTS”)	Operations	Canada	CDN $

NGRAIN (Canada) Corporation (“NGRAIN”)	Operations	Canada	CDN $

kanepi Group Pty. Ltd.	Operations	Australia	AUD $

kanepi Services Pty. Ltd.	Operations	Australia	AUD $

mCloud Technologies Singapore Pte. Ltd.	Operations	Singapore	SGD $

mCloud Corp (HK) Ltd.	Operations	China	RMB ¥

mCloud Technologies (Saudi Arabia)	Operations	Saudi Arabia	SAR $

Agnity Global, Inc. (“Agnity”)	Operations	United States	USD $

Agnity Communications, Inc. (“ACI”)	Operations	United Stated	USD $

Agnity Healthcare, Inc. (“AHI”)	Operations	United States	USD $

Summary of Estimated Useful Lives of Property Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Life
Computer equipment	2 -5 years
Office furniture and equipment	7 years
Leasehold improvements	lesser of useful lives or lease term